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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07548

                Morgan Stanley Global Dividend Growth Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                10020
    (Address of principal executive offices)                (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Item 1 - Report to Shareholders
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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Dividend Growth Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

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FUND REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED SEPTEMBER 30, 2006

                                            MORGAN          LIPPER
                                            STANLEY         GLOBAL
                                            CAPITAL       LARGE-CAP
                                         INTERNATIONAL       VALUE
                                             (MSCI)          FUNDS
CLASS A   CLASS B   CLASS C   CLASS D    WORLD INDEX(1)   AVERAGE(2)
-------   -------   -------   -------   ---------------   ----------
 6.25%     6.32%     5.89%     6.43%        3.93%           5.07%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MARKET CONDITIONS

Global stock market performance during the six-month period ended September 30, 2006 continued to be positive, with most major markets, except Japan, posting gains.

In the U.S., low oil prices helped ease inflationary pressure and the recently lower interest rates also provided a cushion for the housing market. The likely negative effects of a slowdown in the residential market have been a topical issue for some time now. House prices have risen precipitately in the decade and have arguably entered bubble territory. Regional variations are large, but with a huge and increasing backlog of unsold homes, prices have started to fall. There is no evidence to suggest a massive collapse is imminent. But in an environment of falling house prices and rising debt servicing costs, we believe an upward shock to interest rates would considerably erode the purchasing power and confidence of the U.S. consumer.

The strength of the European economy in the first half of 2006 was a surprise to many observers. The aggregate business confidence indicators still appeared supportive, although there have been some setbacks in Germany where industrial survey expectations looked more negative. This is largely due to the planned increase in VAT (value added tax) for the start of 2007. Unemployment in Europe also ticked up for the first time in three years, and while inflation appears to be under control, the European Central Bank may increase rates yet again to make sure it stays that way.

In Japan, deflation seemed under control and companies have been able to rebuild their balance sheets and concentrate on improving profitability. The Bank of Japan has been relatively cautious in tightening policy too fast. However, while the Japanese economy might have been rising from deflation, performance of the equities market was disappointing.

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PERFORMANCE ANALYSIS

Morgan Stanley Global Dividend Growth Securities outperformed the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Large-Cap Value Funds Average for the six months ended September 30, 2006, assuming no deduction of applicable sales charges.

Relative to the MSCI World Index, the strongest area of performance for the period under review came from strong stock selection within the energy sector. As stocks within this sector sold off from their recent highs, the Fund benefited from investing in the higher quality names as well as holding an underweight position in the sector overall. Stock selection and an overweight in the high cash flow consumer staples sector also added to gains. Within this sector, the Fund benefited from strong returns in the food, beverage and tobacco group as well as the food retailers. The Fund's underweight position in the information technology sector was also a positive contributor to performance; this was the weakest performing sector for the MSCI World Index.

Conversely, the underweight position in the utilities sector detracted from performance, as did stock selection within the telecommunication services sector. The Fund's telecom services holdings are well diversified across the U.S., Europe and Asia, but the negative returns in this sector primarily came from one Austral-Asian stock that had particularly poor performance over the period.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS
BNP Paribas S.A.                                          2.7%
Tyco International Ltd. (Bermuda)                         2.7
Citigroup, Inc.                                           2.6
Altria Group, Inc.                                        2.6
GlaxoSmithKline Plc                                       2.6
Cadbury Schweppes Plc                                     2.2
Schering-Plough Corp.                                     2.2
Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)    2.2
Wyeth                                                     2.2
International Business Machines Corp.                     2.1

TOP FIVE COUNTRIES
United States                                            35.9%
United Kingdom                                           19.3
Japan                                                     8.0
France                                                    7.7
Netherlands                                               5.5

DATA AS OF SEPTEMBER 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

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INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN DIVIDEND PAYING EQUITY SECURITIES OF COMPANIES LOCATED IN VARIOUS COUNTRIES AROUND THE WORLD. THE FUND'S "SUB-ADVISER," MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED, SEEKS INVESTMENTS PRIMARILY IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND POTENTIAL FOR INCREASING DIVIDENDS. THE FUND INVESTS IN AT LEAST THREE SEPARATE COUNTRIES. THE PERCENTAGE OF THE FUND'S ASSETS INVESTED IN PARTICULAR GEOGRAPHIC SECTORS WILL SHIFT FROM TIME TO TIME IN ACCORDANCE WITH THE JUDGMENT OF THE SUB-ADVISER. IN ADDITION, IN SELECTING INVESTMENTS, THE CURRENT PORTFOLIO MANAGEMENT TEAM EMPLOYS A BOTTOM-UP INVESTMENT APPROACH THAT IS VALUE DRIVEN AND EMPHASIZES SECURITY SELECTION ON AN INDIVIDUAL COMPANY BASIS. THE CURRENT PORTFOLIO MANAGEMENT TEAM SELECTS SECURITIES OF ISSUERS FROM A BROAD RANGE OF COUNTRIES, WHICH MAY INCLUDE EMERGING MARKET COUNTRIES. THE TEAM ALSO SEEKS TO IDENTIFY SECURITIES OF ISSUERS THAT IT BELIEVES ARE UNDERVALUED RELATIVE TO THEIR MARKET VALUES AND OTHER MEASUREMENTS OF INTRINSIC WORTH, WITH AN EMPHASIS ON COMPANY ASSETS AND CASH FLOW. SECURITIES WHICH APPEAR UNDERVALUED ARE THEN SUBJECTED TO AN IN-DEPTH FUNDAMENTAL ANALYSIS. PORTFOLIO SECURITIES ARE TYPICALLY SOLD WHEN THE PORTFOLIO MANAGEMENT TEAM ASSESSES THAT A HOLDING NO LONGER SATISFIES SOME OR ALL OF ITS INVESTMENT CRITERIA.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

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PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

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PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2006

                   CLASS A SHARES*   CLASS B SHARES**    CLASS C SHARES+   CLASS D SHARES++
                  (SINCE 07/28/97)   (SINCE 06/30/93)   (SINCE 07/28/97)   (SINCE 07/28/97)
SYMBOL                  GLBAX              GLBBX              GLBCX              GLBDX
------            ----------------   ----------------   ----------------   ----------------
1 YEAR                 13.06%(3)          13.19%(3)          12.31%(3)           13.36%(3)
                        7.12(4)            8.19(4)           11.31(4)               --
5 YEARS                11.45(3)           10.92(3)           10.60(3)            11.70(3)
                       10.25(4)           10.65(4)           10.60(4)               --
10 YEARS                  --               7.40(3)              --                  --
                          --               7.40(4)              --                  --
SINCE INCEPTION         6.10(3)            8.78(3)            5.31(3)             6.34(3)
                        5.48(4)            8.78(4)            5.31(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

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EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/06 - 09/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING        ENDING          EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD *
                                                    04/01/06        09/30/06      04/01/06 - 09/30/06
                                                  -------------   -------------   -------------------
CLASS A
Actual (6.25% return)                               $1,000.00       $1,062.50            $ 6.20
Hypothetical (5% annual return before expenses)     $1,000.00       $1,019.05            $ 6.07

CLASS B
Actual (6.32% return)                               $1,000.00       $1,063.20            $ 5.59
Hypothetical (5% annual return before expenses)     $1,000.00       $1,019.65            $ 5.47

CLASS C
Actual (5.89% return)                               $1,000.00       $1,058.90            $10.06
Hypothetical (5% annual return before expenses)     $1,000.00       $1,015.29            $ 9.85

CLASS D
Actual (6.43% return)                               $1,000.00       $1,064.30            $ 4.92
Hypothetical (5% annual return before expenses)     $1,000.00       $1,020.31            $ 4.81

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 1.20%, 1.08%, 1.95% AND 0.95% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

     BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

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INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            Common Stocks (97.7%)
            Australia (1.1%)
            BEVERAGES: ALCOHOLIC
1,662,187   Foster's Group Ltd.                                     $  7,976,982
                                                                    ------------
            CONSTRUCTION MATERIALS
1,165,562   Boral Ltd.                                                 6,279,810
                                                                    ------------
            Total Australia                                           14,256,792
                                                                    ------------
            Bermuda (4.2%)
            APPAREL/FOOTWEAR
  880,000   Yue Yuen Industrial (Holdings) Ltd.                        2,733,445
                                                                    ------------
            INDUSTRIAL CONGLOMERATES
  464,919   Ingersoll-Rand Co. Ltd. (Class A)                         17,657,624
1,263,491   Tyco International Ltd.                                   35,365,113
                                                                    ------------
                                                                      53,022,737
                                                                    ------------
            Total Bermuda                                             55,756,182
                                                                    ------------
            Cayman Islands (1.5%)
            PROPERTY - CASUALTY INSURERS
  295,651   XL Capital Ltd. (Class A)                                 20,311,224
                                                                    ------------
            France (7.7%)
            CONSTRUCTION MATERIALS
  148,534   Lafarge S.A.                                              19,173,125
                                                                    ------------
            INTEGRATED OIL
  331,134   Total S.A.                                                21,728,682
                                                                    ------------
            MAJOR BANKS
  337,393   BNP Paribas S.A                                           36,300,045
                                                                    ------------
            MAJOR TELECOMMUNICATIONS
  297,459   France Telecom S.A.                                        6,826,922
                                                                    ------------
            PHARMACEUTICALS: MAJOR
  205,096   Sanofi-Aventis                                            18,256,333
                                                                    ------------
            Total France                                             102,285,107
                                                                    ------------
            Germany (1.6%)
            CHEMICALS: MAJOR DIVERSIFIED
   87,649   BASF AG                                                    7,018,424
                                                                    ------------
            MOTOR VEHICLES
  271,286   Bayerische Motoren Werke (BMW) AG                       $ 14,530,165
                                                                    ------------
            Total Germany                                             21,548,589
                                                                    ------------
            Ireland (3.1%)
            FOOD: SPECIALTY/CANDY
  701,748   Kerry Group PLC (A Shares)                                16,639,568
                                                                    ------------
            MAJOR BANKS
1,221,304   Bank of Ireland                                           23,879,620
                                                                    ------------
            Total Ireland                                             40,519,188
                                                                    ------------
            Italy (1.8%)
            INTEGRATED OIL
  814,345   ENI SpA                                                   24,131,616
                                                                    ------------
            Japan (8.0%)
            ELECTRICAL PRODUCTS
1,095,000   Sumitomo Electric Industries, Ltd.                        14,820,594
                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
  416,200   Canon Inc.                                                21,701,304
                                                                    ------------
            HOUSEHOLD/PERSONAL CARE
  532,000   Kao Corp.                                                 14,184,865
                                                                    ------------
            MOTOR VEHICLES
1,061,200   Nissan Motor Co., Ltd.                                    11,883,931
                                                                    ------------
            PHARMACEUTICALS: MAJOR
  357,600   Takeda Pharmaceutical Co., Ltd.                           22,308,380
                                                                    ------------
            PHARMACEUTICALS: OTHER
  323,700   Astellas Pharma Inc.                                      13,014,855
                                                                    ------------
            PROPERTY - CASUALTY INSURERS
  614,000   Mitsui Sumitomo Insurance Co., Ltd.                        7,676,299
                                                                    ------------
            Total Japan                                              105,590,228
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
             Netherlands (5.5%)
             ENGINEERING & CONSTRUCTION
   251,928   Chicago Bridge & Iron Company NV                        $ 6,061,388
                                                                     -----------
             FOOD: MAJOR DIVERSIFIED
   799,849   Unilever NV (Share Certificates)                         19,675,645
                                                                     -----------
             INDUSTRIAL CONGLOMERATES
   181,872   Koninklijke (Royal) Philips Electronics NV                6,381,081
                                                                     -----------
             INTEGRATED OIL
   435,138   Royal Dutch Shell PLC (ADR) (Class A)
                (United Kingdom)                                      28,762,622
                                                                     -----------
             PUBLISHING: BOOKS/MAGAZINES
   446,489   Wolters Kluwer NV (Share Certificates)                   11,645,665
                                                                     -----------
             Total Netherlands                                        72,526,401
                                                                     -----------
             New Zealand (0.6%)
             MAJOR TELECOMMUNICATIONS
 2,704,352   Telecom Corporation of New Zealand Ltd.                   7,674,789
                                                                     -----------
             Singapore (0.8%)
             OTHER TRANSPORTATION
10,502,000   ComfortDelGro Corp. Ltd.                                 11,171,637
                                                                     -----------
             South Korea (0.8%)
             WIRELESS TELECOMMUNICATIONS
   446,878   SK Telecom Co., Ltd. (ADR)                               10,559,727
                                                                     -----------
             Spain (2.2%)
             MAJOR BANKS
   667,992   Banco Bilbao Vizcaya Argentaria, S.A.                    15,458,003
                                                                     -----------
             MAJOR TELECOMMUNICATIONS
   787,702   Telefonica S.A.                                          13,653,680
                                                                     -----------
             Total Spain                                              29,111,683
                                                                     -----------
             Switzerland (3.0%)
             CHEMICALS: AGRICULTURAL
   105,969   Syngenta AG*                                            $15,978,377
                                                                     -----------
             FINANCIAL CONGLOMERATES
   296,507   UBS AG (Registered Shares)                               17,731,631
                                                                     -----------
             PHARMACEUTICALS: MAJOR
   105,349   Novartis AG (Registered Shares)                           6,148,447
                                                                     -----------
             Total Switzerland                                        39,858,455
                                                                     -----------
             Taiwan (0.6%)
             MAJOR TELECOMMUNICATIONS
   488,319   Chunghwa Telecom Co., Ltd. (ADR)                          8,452,807
                                                                     -----------
             United Kingdom (19.3%)
             ADVERTISING/MARKETING SERVICES
   605,461   WPP Group PLC                                             7,500,054
                                                                     -----------
             AEROSPACE & DEFENSE
 2,554,150   Rolls-Royce Group PLC*                                   21,650,344
                                                                     -----------
             BEVERAGES: ALCOHOLIC
   746,918   Diageo PLC                                               13,186,667
                                                                     -----------
             FINANCIAL CONGLOMERATES
 5,356,470   Old Mutual PLC                                           16,788,570
                                                                     -----------
             FOOD RETAIL
 3,819,718   Morrison (W.M.) Supermarkets PLC                         17,386,187
                                                                     -----------
             FOOD: SPECIALTY/CANDY
 2,793,427   Cadbury Schweppes PLC                                    29,715,839
                                                                     -----------
             INVESTMENT MANAGERS
   555,862   Amvescap PLC                                              6,032,748
                                                                     -----------
             MAJOR BANKS
 1,529,968   Barclays PLC                                             19,295,785
   622,100   Royal Bank of Scotland Group PLC                         21,407,312
                                                                     -----------
                                                                      40,703,097
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            PHARMACEUTICALS: MAJOR
1,272,838   GlaxoSmithKline PLC                                   $   33,868,264
                                                                  --------------
            PUBLISHING: BOOKS/MAGAZINES
2,117,301   Reed Elsevier PLC                                         23,474,220
                                                                  --------------
            TOBACCO
  706,317   Imperial Tobacco Group PLC                                23,525,555
                                                                  --------------
            WIRELESS TELECOMMUNICATIONS
9,823,304   Vodafone Group PLC                                        22,471,220
                                                                  --------------
            Total United Kingdom                                     256,302,765
                                                                  --------------
            United States (35.9%)
            AEROSPACE & DEFENSE
  262,347   Boeing Co.                                                20,686,061
   99,198   Northrop Grumman Corp.                                     6,752,408
                                                                  --------------
                                                                      27,438,469
                                                                  --------------
            ALUMINUM
  323,548   Alcoa, Inc.                                                9,072,286
                                                                  --------------
            COMPUTER PERIPHERALS
1,530,485   EMC Corp.*                                                18,335,210
                                                                  --------------
            COMPUTER PROCESSING HARDWARE
  366,849   Hewlett-Packard Co.                                       13,459,690
                                                                  --------------
            DATA PROCESSING SERVICES
  293,372   First Data Corp.                                          12,321,624
                                                                  --------------
            ELECTRIC UTILITIES
  181,464   American Electric Power Co., Inc.                          6,599,846
  180,877   Dominion Resources, Inc.                                  13,835,282
                                                                  --------------
                                                                      20,435,128
                                                                  --------------
            FINANCE/RENTAL/LEASING
  378,821   Freddie Mac                                               25,127,197
                                                                  --------------
            FINANCIAL CONGLOMERATES
  700,032   Citigroup, Inc.                                           34,770,589
                                                                  --------------
            INFORMATION TECHNOLOGY SERVICES
  332,969   International Business Machines Corp.                     27,283,480
                                                                  --------------
            INSURANCE BROKERS/SERVICES
  741,701   Marsh & McLennan Companies, Inc.                      $   20,878,883
                                                                  --------------
            INTEGRATED OIL
  345,664   Chevron Corp.                                             22,419,767
                                                                  --------------
            INVESTMENT BANKS/BROKERS
  244,582   Merrill Lynch & Co., Inc.                                 19,131,204
                                                                  --------------
            INVESTMENT MANAGERS
  500,309   Mellon Financial Corp.                                    19,562,082
                                                                  --------------
            MAJOR TELECOMMUNICATIONS
  248,597   AT&T Inc.                                                  8,094,318
  359,064   Verizon Communications, Inc.                              13,332,046
                                                                  --------------
                                                                      21,426,364
                                                                  --------------
            MANAGED HEALTH CARE
  202,840   UnitedHealth Group Inc.                                    9,979,728
                                                                  --------------
            MULTI-LINE INSURANCE
  104,826   American International Group, Inc.                         6,945,771
                                                                  --------------
            PACKAGED SOFTWARE
  421,710   McAfee Inc.*                                              10,315,027
                                                                  --------------
            PHARMACEUTICALS: MAJOR
  573,710   Bristol-Myers Squibb Co.                                  14,296,853
  830,424   Pfizer, Inc.                                              23,550,825
1,341,346   Schering-Plough Corp.                                     29,630,333
  564,816   Wyeth                                                     28,715,245
                                                                  --------------
                                                                      96,193,256
                                                                  --------------
            PROPERTY - CASUALTY INSURERS
  465,641   St. Paul Travelers Companies, Inc. (The)                  21,833,906
                                                                  --------------
            PUBLISHING: NEWSPAPERS
  181,521   New York Times Co. (The) (Class A)                         4,171,353
                                                                  --------------
            TOBACCO
  454,189   Altria Group, Inc.                                        34,768,168
                                                                  --------------
            Total United States                                      475,869,182
                                                                  --------------
            Total Common Stocks (COST $945,872,114)                1,295,926,372
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                             VALUE
--------------------------------------------------------------------------------
            Short-Term Investment (2.2%)
  $29,402   Joint repurchase agreement account 5.30%
               due 10/02/06 (dated 09/29/06; procceeds
               $29,414,986) (a) (COST $29,402,000)                $   29,402,000
                                                                  --------------
Total Investments (COST $975,274,114) (B)                  99.9%   1,325,328,372
Other Assets in Excess of Liabilities                       0.1          861,247
                                                          -----   --------------
Net Assets                                                100.0%  $1,326,189,619
                                                          =====   ==============

----------
ADR  AMERICAN DEPOSITARY RECEIPT.

*    NON-INCOME PRODUCING SECURITY.

(A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $372,291,495 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $22,237,237, RESULTING IN NET UNREALIZED APPRECIATION OF $350,054,258.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities

SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

                                                                         PERCENT
                                                                          OF NET
INDUSTRY                                                     VALUE        ASSETS
--------                                                --------------   -------
Pharmaceuticals: Major                                  $  176,774,680    13.3%
Major Banks                                                116,340,765     8.8
Integrated Oil                                              97,042,687     7.3
Financial Conglomerates                                     69,290,790     5.2
Industrial Conglomerates                                    59,403,818     4.5
Tobacco                                                     58,293,723     4.4
Major Telecommunications                                    58,034,562     4.4
Property - Casualty Insurers                                49,821,429     3.8
Aerospace & Defense                                         49,088,813     3.7
Food: Specialty/Candy                                       46,355,407     3.5
Publishing: Books/ Magazines                                35,119,885     2.6
Wireless  Telecommunications                                33,030,947     2.5
Repurchase Agreement                                        29,402,000     2.2
Information Technology  Services                            27,283,480     2.1
Motor Vehicles                                              26,414,096     2.0
Investment Managers                                         25,594,830     1.9
Construction Materials                                      25,452,935     1.9
Finance/Rental/Leasing                                      25,127,197     1.9
Electronic Equipment/Instruments                            21,701,304     1.6
Beverages: Alcoholic                                        21,163,649     1.6
Insurance Brokers/Services                              $   20,878,883     1.6%
Electric Utilities                                          20,435,128     1.5
Food: Major Diversified                                     19,675,645     1.5
Investment Banks/Brokers                                    19,131,204     1.4
Computer Peripherals                                        18,335,210     1.4
Food Retail                                                 17,386,187     1.3
Chemicals: Agricultural                                     15,978,377     1.2
Electrical Products                                         14,820,594     1.1
Household/Personal Care                                     14,184,865     1.1
Computer Processing  Hardware                               13,459,690     1.0
Pharmaceuticals: Other                                      13,014,855     1.0
Data Processing Services                                    12,321,624     0.9
Other Transportation                                        11,171,637     0.8
Packaged Software                                           10,315,027     0.8
Managed Health Care                                          9,979,728     0.8
Aluminum                                                     9,072,286     0.7
Advertising/Marketing  Services                              7,500,054     0.6
Chemicals: Major Diversified                                 7,018,424     0.5
Multi-Line Insurance                                         6,945,771     0.5
Engineering & Construction                                   6,061,388     0.5
Publishing: Newspapers                                       4,171,353     0.3
Apparel/Footwear                                             2,733,445     0.2
                                                        --------------    ----
                                                        $1,325,328,372    99.9%
                                                        ==============    ====

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SEPTEMBER 30, 2006 (UNAUDITED)

Assets:
Investments in securities, at value (cost $975,274,114)          $1,325,328,372
Cash (including foreign currency valued at
   $947 with a cost of $957)                                            108,218
Receivable for:
   Dividends                                                          2,538,956
   Foreign withholding taxes reclaimed                                  436,371
   Shares of beneficial interest sold                                   152,232
   Interest                                                               8,657
Prepaid expenses and other assets                                       135,699
Receivable from affiliate                                               145,417
                                                                 --------------
      Total Assets                                                1,328,853,922
                                                                 ==============
Liabilities:
Payable for:
   Shares of beneficial interest redeemed                             1,248,896
   Investment advisory fee                                              720,483
   Distribution fee                                                     337,510
   Administration fee                                                    86,813
   Transfer agent fee                                                    54,528
Accrued expenses and other payables                                     216,073
                                                                 --------------
      Total Liabilities                                               2,664,303
                                                                 --------------
      Net Assets                                                 $1,326,189,619
                                                                 ==============
Composition of Net Assets:
   Paid-in-capital                                               $  910,533,643
   Net unrealized appreciation                                      350,014,556
   Accumulated undistributed net investment income                   12,970,271
   Accumulated undistributed net realized gain                       52,671,149
                                                                 --------------
      Net Assets                                                 $1,326,189,619
                                                                 ==============
Class A Shares:
Net Assets                                                       $  853,359,357
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            54,977,805
      Net Asset Value Per Share                                  $        15.52
                                                                 ==============
      Maximum Offering Price Per Share,
         (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)         $        16.38
                                                                 ==============
Class B Shares:
Net Assets                                                       $  181,413,200
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            11,540,063
      Net Asset Value Per Share                                  $        15.72
                                                                 ==============
Class C Shares:
Net Assets                                                       $   18,042,883
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             1,170,259
      Net Asset Value Per Share                                  $        15.42
                                                                 ==============
Class D Shares:
Net Assets                                                       $  273,374,179
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            17,561,111
      Net Asset Value Per Share                                  $        15.57
                                                                 ==============

Statement of Operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

Net Investment Income: Income
Dividends (net of $1,313,381 foreign withholding tax)            $   20,104,360
Interest                                                                761,723
                                                                 --------------
      Total Income                                                   20,866,083
                                                                 --------------
Expenses
Investment advisory fee                                               4,456,953
Distribution fee (Class A shares)                                     1,073,042
Distribution fee (Class B shares)                                       120,618
Distribution fee (Class C shares)                                        90,818
Transfer agent fees and expenses                                        996,514
Administration fee                                                      537,254
Shareholder reports and notices                                         142,899
Custodian fees                                                          135,134
Professional fees                                                        37,022
Registration fees                                                        33,101
Trustees' fees and expenses                                              12,945
Other                                                                    50,221
                                                                 --------------
      Total Expenses                                                  7,686,521
                                                                 --------------
Less: expense offset                                                     (4,859)
                                                                 --------------
      Net Expenses                                                    7,681,662
      Net Investment Income                                          13,184,421
                                                                 --------------
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments                                                          54,389,556
Foreign exchange transactions                                           423,696
                                                                 --------------
      Net Realized Gain                                              54,813,252
                                                                 --------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments                                                          12,181,124
Translation of other assets and liabilities
   denominated in foreign currencies                                      5,248
                                                                 --------------
      Net Appreciation                                               12,186,372
                                                                 --------------
      Net Gain                                                       66,999,624
                                                                 --------------
Net Increase                                                     $   80,184,045
                                                                 ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                FOR THE SIX
                                               MONTHS ENDED       FOR THE YEAR
                                            SEPTEMBER 30, 2006        ENDED
                                                (UNAUDITED)      MARCH 31, 2006
                                            ------------------   --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                         $   13,184,421     $   21,237,066
Net realized gain                                 54,813,252        115,979,522
Net change in unrealized
   appreciation/depreciation                      12,186,372         23,224,685
                                              --------------     --------------
      Net Increase                                80,184,045        160,441,273
                                              --------------     --------------
Dividends and Distributions to
   Shareholders from:
Net investment income
Class A shares                                    (2,467,186)       (19,657,343)
Class B shares                                      (555,617)        (2,488,279)
Class C shares                                       (23,037)          (178,330)
Class D shares                                      (971,519)        (7,201,794)
Net realized gain
Class A shares                                   (24,909,730)                --
Class B shares                                    (5,349,133)                --
Class C shares                                      (529,524)                --
Class D shares                                    (8,141,736)                --
                                              --------------     --------------
      Total Dividends and Distributions          (42,947,482)       (29,525,746)
                                              --------------     --------------
Net decrease from transactions in
   shares of beneficial interest                 (95,652,730)      (230,810,717)
                                              --------------     --------------
      Net Decrease                               (58,416,167)       (99,895,190)
Net Assets:
Beginning of period                            1,384,605,786      1,484,500,976
                                              --------------     --------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME  OF $12,970,271
   AND $3,803,209, RESPECTIVELY)              $1,326,189,619     $1,384,605,786
                                              ==============     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory, Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of the daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Investment Adviser and Sub-Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $2,161,619 for the six months ended September 30, 2006.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of September 30, 2006.

For the six months ended September 30, 2006, the distribution fee was accrued for Class B shares at the annual rate of 0.13%. At September 30, 2006, included in the Statement of Assets and Liabilities is a receivable from an affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,779, $120,737 and $778, respectively and received $67,731 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2006 aggregated $163,509,050 and $280,517,981, respectively. Included in the aforementioned transactions are sales with other Morgan Stanley funds of $16,859,825, including a net realized gain of $2,259,551.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,111. At September 30, 2006, the Fund had an accrued pension liability of $68,579 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                               FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                  SEPTEMBER 30, 2006             MARCH 31, 2006
                                              -------------------------   ---------------------------
                                                     (UNAUDITED)
                                                SHARES        AMOUNT         SHARES         AMOUNT
                                              ----------   ------------   -----------   -------------
CLASS A SHARES
Sold                                             540,956   $  8,263,668     1,082,059   $  15,434,302
Conversion from Class B                        1,053,453     15,949,916    65,653,246     898,084,460
Reinvestment of dividends and distributions    1,722,623     24,461,238     1,212,391      17,077,459
Redeemed                                      (6,004,885)   (90,568,584)  (12,778,005)   (182,095,837)
                                              ----------   ------------   -----------   -------------
Net increase (decrease) -- Class A            (2,687,853)   (41,893,762)   55,169,691     748,500,384
                                              ----------   ------------   -----------   -------------
CLASS B SHARES
Sold                                             389,977      6,008,594     1,256,733      17,789,344
Conversion to Class A                         (1,040,798)   (15,949,916)  (65,637,096)   (898,084,460)
Reinvestment of dividends and distributions      369,104      5,304,018       148,927       2,184,766
Redeemed                                      (1,535,648)   (23,462,068)   (5,164,141)    (73,283,139)
                                              ----------   ------------   -----------   -------------
Net decrease -- Class B                       (1,817,365)   (28,099,372)  (69,395,577)   (951,393,489)
                                              ----------   ------------   -----------   -------------
CLASS C SHARES
Sold                                              58,124        879,583       193,302       2,711,069
Reinvestment of dividends and distributions       37,018        523,072        11,810         167,145
Redeemed                                        (164,247)    (2,454,676)     (333,208)     (4,700,121)
                                              ----------   ------------   -----------   -------------
Net decrease -- Class C                          (69,105)    (1,052,021)     (128,096)     (1,821,907)
                                              ----------   ------------   -----------   -------------
CLASS D SHARES
Sold                                             470,821      7,130,899     3,416,425      48,427,116
Reinvestment of dividends and distributions      568,892      8,095,326       448,216       6,333,487
Redeemed                                      (2,648,818)   (39,833,800)   (5,671,161)    (80,856,308)
                                              ----------   ------------   -----------   -------------
Net decrease -- Class D                       (1,609,105)   (24,607,575)   (1,806,520)    (26,095,705)
                                              ----------   ------------   -----------   -------------
Net decrease in Fund                          (6,183,428)  $(95,652,730)  (16,160,502)  $(230,810,717)
                                              ==========   ============   ===========   =============

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Global Dividend Growth Securities

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX
                                                  MONTHS ENDED              FOR THE YEAR ENDED MARCH 31,
                                                 SEPTEMBER 30,   --------------------------------------------------
                                                     2006          2006       2005      2004      2003       2002
                                                 -------------   --------   -------   -------   --------    -------
                                                  (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period              $  15.11       $  13.80   $ 12.68   $  8.61    $ 11.34    $ 11.10
                                                  --------       --------   -------   -------    -------    -------
Income (loss) from investment operations:
      Net investment income++                         0.14           0.20      0.18      0.14       0.16       0.17
      Net realized and unrealized gain (loss)         0.75           1.44      1.11      4.03      (2.74)      0.24
                                                  --------       --------   -------   -------    -------    -------
Total income (loss) from investment operations        0.89           1.64      1.29      4.17      (2.58)      0.41
                                                  --------       --------   -------   -------    -------    -------
Less dividends and distributions from:
      Net investment income                          (0.04)         (0.33)    (0.17)    (0.10)     (0.15)     (0.17)
      Net realized gain                              (0.44)            --        --        --         --         --
                                                  --------       --------   -------   -------    -------    -------
Total dividends and distributions                    (0.48)         (0.33)    (0.17)    (0.10)     (0.15)     (0.17)
                                                  --------       --------   -------   -------    -------    -------
Net asset value, end of period                    $  15.52       $  15.11   $ 13.80   $ 12.68    $  8.61    $ 11.34
                                                  ========       ========   =======   =======    =======    =======
Total Return+                                         6.25%(1)      12.07%    10.40%    48.65%    (22.98)%     3.73%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)                1.20%(2)       1.22%     1.17%     1.20%      1.19%      1.16%
Net investment income                                 1.91%(2)       1.45%     1.39%     1.21%      1.67%      1.38%
Supplemental Data:
Net assets, end of period, in thousands           $853,359       $871,393   $34,451   $26,792    $14,421    $20,392
Portfolio turnover rate                                 12%(1)         21%       19%       79%        36%         8%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX
                                                 MONTHS ENDED               FOR THE YEAR ENDED MARCH 31,
                                                 SEPTEMBER 30,   -------------------------------------------------
                                                     2006          2006       2005      2004      2003       2002
                                                 -------------   --------   -------   -------   --------   -------
                                                  (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period                 $15.29       $13.79     $12.62    $ 8.63   $ 11.34      $11.12
                                                     ------       ------     ------    ------   -------      ------
Income (loss) from investment operations:
   Net investment income++                             0.16         0.22       0.11      0.05      0.09        0.07
   Net realized and unrealized gain (loss)             0.76         1.44       1.13      4.02     (2.74)       0.23
                                                     ------       ------     ------    ------   -------      ------
Total income (loss) from investment operations         0.92         1.66       1.24      4.07     (2.65)       0.30
                                                     ------       ------     ------    ------   -------      ------
Less dividends and distributions from:
   Net investment income                              (0.05)       (0.16)     (0.07)    (0.08)    (0.06)      (0.08)
   Net realized gain                                  (0.44)          --         --        --        --          --
                                                     ------       ------     ------    ------   -------      ------
Total dividends and distributions                     (0.49)       (0.16)     (0.07)    (0.08)    (0.06)      (0.08)
                                                     ------       ------     ------    ------   -------      ------
Net asset value, end of period                       $15.72       $15.29     $13.79    $12.62   $  8.63      $11.34
                                                     ======       ======     ======    ======   =======      ======
Total Return+                                          6.32%(1)    12.10%      9.82%    47.58%   (23.58)%      2.73%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)                 1.08%(2)     1.19%      1.71%     1.96%     1.97%       1.93%
Net investment income                                  2.03%(2)     1.48%      0.85%     0.45%     0.89%       0.61%
Supplemental Data:
Net assets, end of period, in millions               $  181       $  204     $1,141    $1,235   $   998      $1,649
Portfolio turnover rate                                  12%(1)       21%        19%       79%       36%          8%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX
                                                  MONTHS ENDED             FOR THE YEAR ENDED MARCH 31,
                                                 SEPTEMBER 30,   ------------------------------------------------
                                                      2006         2006      2005      2004      2003       2002
                                                 -------------   -------   -------   -------   -------    -------
                                                  (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period              $ 15.04        $ 13.66   $ 12.54   $  8.58   $ 11.29    $ 11.08
                                                  -------        -------   -------   -------   -------    -------
Income (loss) from investment operations:
   Net investment income++                           0.09           0.10      0.09      0.05      0.09       0.07
   Net realized and unrealized gain (loss)           0.75           1.42      1.12      4.00     (2.73)      0.23
                                                  -------        -------   -------   -------   -------    -------
Total income (loss) from investment operations       0.84           1.52      1.21      4.05     (2.64)      0.30
                                                  -------        -------   -------   -------   -------    -------
Less dividends and distributions from:
   Net investment income                            (0.02)         (0.14)    (0.09)    (0.09)    (0.07)     (0.09)
   Net realized gain                                (0.44)            --        --        --        --         --
                                                  -------        -------   -------   -------   -------    -------
Total dividends and distributions                   (0.46)         (0.14)    (0.09)    (0.09)    (0.07)     (0.09)
                                                  -------        -------   -------   -------   -------    -------
Net asset value, end of period                    $ 15.42        $ 15.04   $ 13.66   $ 12.54   $  8.58    $ 11.29
                                                  =======        =======   =======   =======   =======    =======
Total Return+                                        5.89%(1)      11.25%     9.61%    47.54%   (23.61)%     2.76%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)               1.95%(2)       1.93%     1.88%     1.96%     1.97%      1.93%
Net investment income                                1.16%(2)       0.74%     0.68%     0.45%     0.89%      0.61%
Supplemental Data:
Net assets, end of period, in thousands           $18,043        $18,644   $18,674   $16,336   $10,096    $12,784
Portfolio turnover rate                                12%(1)         21%       19%       79%       36%         8%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX
                                               MONTHS ENDED                FOR THE YEAR ENDED MARCH 31,
                                                 SEPTEMBER     ---------------------------------------------------
                                                 30, 2006        2006       2005       2004       2003       2002
                                               ------------    --------   --------   --------   --------   -------
                                                (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period             $  15.14      $  13.83   $  12.69   $   8.61   $  11.33   $ 11.12
                                                 --------      --------   --------   --------   --------   -------
Income (loss) from investment operations:
   Net investment income++                           0.16          0.24       0.21       0.15       0.17      0.15
   Net realized and unrealized gain (loss)           0.76          1.43       1.13       4.04      (2.72)     0.27
                                                 --------      --------   --------   --------   --------   -------
Total income (loss) from  investment
   operations                                        0.92          1.67       1.34       4.19      (2.55)     0.42
                                                 --------      --------   --------   --------   --------   -------
Less dividends and  distributions from:
   Net investment income                            (0.05)        (0.36)     (0.20)     (0.11)     (0.17)    (0.21)
   Net realized gain                                (0.44)         --         --         --         --        --
                                                 --------      --------   --------   --------   --------   -------
Total dividends and distributions                   (0.49)        (0.36)     (0.20)     (0.11)     (0.17)    (0.21)
                                                 --------      --------   --------   --------   --------   -------
Net asset value, end of period                   $  15.57      $  15.14   $  13.83   $  12.69   $   8.61   $ 11.33
                                                 ========      ========   ========   ========   ========   =======
Total Return+                                        6.43%(1)     12.33%     10.61%     49.09%    (22.80)%    3.79%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)               0.95%(2)      0.97%      0.94%      0.96%      0.97%     0.93%
Net investment income                                2.16%(2)      1.70%      1.62%      1.45%      1.89%     1.61%
Supplemental Data:
Net assets, end of period, in thousands          $273,374      $290,318   $290,038   $234,691   $111,664   $85,970
Portfolio turnover rate                                12%(1)        21%        19%        79%        36%        8%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities

RESULTS OF SPECIAL SHAREHOLDER MEETING

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and later adjourned to September 27, 2006, to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                         FOR       WITHHOLD   ABSTAIN   BNV*
                     ----------   ---------   -------   ----
Frank L. Bowman      46,353,617   1,815,787      0        0
Kathleen A. Dennis   46,366,469   1,802,935      0        0
James F. Higgins     46,355,384   1,814,020      0        0
Joseph J. Kearns     46,355,522   1,813,882      0        0
Michael F. Klein     46,352,795   1,816,609      0        0
W. Allen Reed        46,299,624   1,869,780      0        0
Fergus Reid          46,221,643   1,947,761      0        0

(2) Elimination of certain fundamental investment restrictions:

                                                        FOR       AGAINST     ABSTAIN       BNV*
                                                    ----------   ---------   ---------   ---------
Elimination of the fundamental policy restricting
   the Fund's ability to pledge assets              41,063,884   1,890,655   1,831,255   3,383,610
Elimination of the fundamental policy restricting
   purchases of  securities on margin               41,169,456   1,877,618   1,738,720   3,383,610
Elimination of the fundamental policy prohibiting
   investments  in oil, gas, and other types of
   minerals or mineral leases                       41,421,798   1,654,561   1,709,435   3,383,610
Elimination of the fundamental policy prohibiting
   investments for purposes of exercising control   41,261,988   1,775,017   1,748,789   3,383,610
Elimination of the fundamental policy regarding
   investments in unseasoned companies              41,086,235   1,900,806   1,798,753   3,383,610

(3) Modify certain fundamental investment restrictions:

                                                          FOR       AGAINST     ABSTAIN       BNV*
                                                      ----------   ---------   ---------   ---------
Modify fundamental policy regarding diversification   41,387,263   1,646,506   1,752,025   3,383,610
Modify fundamental policy regarding borrowing money   40,988,707   2,029,179   1,767,908   3,383,610
Modify fundamental policy regarding loans             41,031,763   1,957,977   1,796,054   3,383,610
Modify fundamental policy regarding investment in
   commodities, commodity contracts and futures
   contracts                                          41,150,536   1,828,229   1,807,029   3,383,610
Modify fundamental policy regarding issuance of
   senior  securities                                 41,061,549   1,936,941   1,787,304   3,383,610

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                          FOR       AGAINST     ABSTAIN       BNV*
                                                      ----------   ---------   ---------   ---------
Reclassification as non-fundamental the fundamental
   policy  regarding the short sale of securities     41,061,549   1,936,941   1,787,304   3,383,610
Reclassification as non-fundamental the fundamental
   policy prohibiting investments in other
   investment companies                               41,273,991   1,755,413   1,756,390   3,383,610

----------
* BROKER "NON-VOTES" ARE SHARES HELD IN STREET NAME FOR WHICH THE BROKER INDICATES THAT INSTRUCTIONS HAVE NOT BEEN RECEIVED FROM THE BENEFICIAL OWNERS OR OTHER PERSONS ENTITLED TO VOTE AND FOR WHICH THE BROKER DOES NOT HAVE DISCRETIONARY VOTING AUTHORITY.

TRUSTEES
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Global Dividend
Growth Securities

Semiannual Report
September 30, 2006

MORGAN STANLEY

GLBSANRA06-01019P-Y09/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2006